Commitments and Contingencies - Schedule of Contractual Commitments (Details) (10-K) - Dec. 31, 2020 - Equipment Lease [Member]	USD ($)	CAD ($)
2021	$ 1,759
2022	$ 880
CAD [Member]
2021		$ 2,397
2022		$ 1,199